Summary of significant accounting policies	6 Months Ended
Jun. 30, 2018
Summary of significant accounting policies
Summary of significant accounting policies

3.Summary of significant accounting policies

(a)New accounting standard and interpretation

Except for the accounting policies described below, related to financial instruments and revenue recognition, there have been no changes to the Group’s significant accounting polices disclosed in the Group’s Annual Report on Form 20-F for the year ended December 31, 2017, that have had a material impact on the Group’s condensed consolidated financial statements and related notes.

Financial Instruments

The Group has adopted IFRS 9, Financial Instruments, which provides guidance on the recognition and measurement of financial assets and financial liabilities. The adoption of IFRS 9 has not had a significant effect on the Group’s accounting policies related to financial assets. The Group’s trade receivable balance does not contain a significant financing component and is therefore measured at the initial transaction price, as measured under previous guidance. The Group’s measurement of a loss allowance for trade receivables was also not materially impacted by the adoption of an expected credit loss model.

Revenue Recognition

The Group primarily derives revenue from two sources:

•	subscription revenue which is comprised of direct or indirect sales of subscription-based license agreements for Talend technologies; and
•	related professional services revenue.

The Group recognizes revenue in line with IFRS 15, Revenue from Contracts with Customers, when control of the subscription services and professional services are transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those services. The Group determines revenue recognition through the following steps:

•	Identification of the contract, or contracts, with a customer
•	Identification of the performance obligations in the contract
•	Determination of the transaction price
•	Allocation of the transaction price to the performance obligations in the contract
•	Recognition of revenue when, or as, the performance obligations are satisfied

Subscription Services Revenues

A  subscription includes a license to use software, access to technical support and rights to fixes and updates of new versions of the software, on a when-and-if available basis, during the term of the subscription. Subscription revenues are broken out by deliverable based on standalone selling price; the Group has considered that the subscription includes two separate performance obligations: a license element and a support and maintenance element. The support and maintenance is recognized ratably over the contract term beginning on the date that the Group’s service is made available to the customer. The license element is recognized upfront based on the delivery of the license key. Subscription-based arrangements generally have a contractual term of one to three years, generally billed annually in advance and non-cancelable. For the twelve month period ended December 31, 2017, new subscription sales had an average pre-billed duration of 1.3 years, and in the six month period ended June 30, 2018, new subscription sales had an average pre-billed duration of 1.1 years.

The Group sells its offerings through two channels: 1) directly to customers, which includes sales by the Group's sales force and 2) indirectly through value added channel partners and resellers. The Group negotiates directly with resellers on contracts to provide its subscriptions as it would with direct customers, and does not have the ability or right to establish pricing between resellers and end users. The Group issues resellers a non-exclusive reseller subscription of its products and resellers function as non-exclusive resellers to market, sell and provide the Group's products and support services to end users. Resellers have discretion with setting the price with the end users and the Group does not bear any of the risks or rewards with regard to the sales made by its resellers to end users. Revenue recognition for indirect customers is the same as for direct customers as the terms of sale are substantially similar.

Additionally, the Group occasionally enters into arrangements to embed a license or generated code into a third party application or service for which the Group receives a royalty. For royalty lump sum arrangements, revenue is recognized over the term of the royalty arrangement. For sales based royalty arrangements, revenue is accrued based on historical reporting and trued-up upon receiving proof of sell-thought. Royalty revenue is reported under subscription revenues.

Professional Services Revenues

The Group offers professional services which include consulting and training and associated expenses. Consulting services include implementation support to customers during subscription setup and consist of time-based arrangements for which the revenue is recognized over time as the services are rendered. Training revenue results from contracts to provide educational services to customers and partners regarding the use of the Group technologies and is recognized over time as training is delivered.

Contracts with Multiple Performance Obligations

The Group may enter into transactions that contain multiple performance obligations where a subscription and consulting and training services are sold together. For these contracts, the Group accounts for individual performance obligations separately if they are distinct. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis.

The Group first allocates revenue to consulting and training services based on the relative standalone selling price basis and allocates any remaining amount to the subscription using the residual method. The Group is able to determine reliably the standalone selling price of a consulting or training service component based on historical pricing for the component or a similar component that has been sold on a standalone basis. The transaction price allocated to each performance obligation is recognized as revenue when each performance obligation is satisfied.

Trade and Other Receivables

Trade and other receivables are primarily comprised of trade receivables that are recorded at the invoice amount, net of an allowance for doubtful accounts, which is not material. Other receivables represent unbilled receivables related to subscription and professional services contracts.

Contract Acquisition Costs

Contract acquisition costs consist of sales commissions earned by the Group’s sales force and are considered incremental and recoverable costs of obtaining a contract with a customer. The majority of these costs are deferred and then amortized on a straight-line basis over a period of benefit that the Group has determined to be five years. The Group determined the period of benefit by taking into consideration the Group’s customer contracts, our technology and other factors. Amortization expense is included in Sales and marketing expenses in the accompanying condensed consolidated statements of operations.

Contract Liabilities - Deferred Revenue

Deferred revenue includes future revenue from subscriptions related to the support and maintenance services that will be recognized ratably over the remaining term of the contract period. Recognition begins for the undelivered portion of consulting and training services, on the commencement date of each contract, that the customer has prepaid but for which services have not yet been performed.

Impact of Adoption of IFRS 15 on the Group’s Financial Statements

The Group has adopted IFRS 15 on a modified retrospective basis and the cumulative effect of the changes made to the Group’s consolidated January 1, 2018 statement of financial position for the adoption of IFRS 15 were as follows (in thousands):

Statement of Financial Position

	Balance at
	December 31,	Adjustments due	Balance at
	as previously reported	to IFRS 15	January 1, 2018

Assets
Contract acquisition costs	$—	$25,181	$25,181

Liabilities
Contract liabilities - deferred revenue	140,219	(12,159)	128,060

Equity
Accumulated losses	$(220,280)	$37,340	$(182,940)

In accordance with the new revenue standard requirements, the disclosure of the impact of adoption on our consolidated statement of operations and consolidated statement of financial position was as follows (in thousands):

Unaudited Interim Condensed Consolidated Statement of Operations

	For the three months ended June 30, 2018			For the six months ended June 30, 2018
		Balance Without			Balance Without
		Adoption of	Effect of Change		Adoption of	Effect of Change
	As Reported	IFRS 15	Higher/(Lower)	As Reported	IFRS 15	Higher/(Lower)

Revenue
Subscriptions	$42,027	$41,441	$586	$81,813	$79,327	$2,486

Operating expenses
Sales and marketing	27,832	28,639	(807)	53,974	54,739	(765)

Income tax expense	(41)	(11)	(30)	(52)	(38)	(14)
Net loss for the period	$(8,739)	$(10,101)	$1,362	$(18,854)	$(22,090)	$3,235

Unaudited Interim Condensed Consolidated Statement of Financial Position

	As of June 30, 2018
		Balance Without
		Adoption of	Effect of Change
	As Reported	IFRS 15	Higher/(Lower)

Assets
Contract acquisition costs	$25,597	$—	$25,597

Liabilities
Contract liabilities - deferred revenue	125,879	128,364	(2,486)

Equity
Accumulated losses	$(202,022)	$(205,273)	$3,251

(b)New accounting standards not yet adopted

In January 2016, the IASB issued IFRS 16, Leases, which supersedes the existing leases standard, IAS 17, Leases, and related interpretations. The standard introduces a single lessee accounting model. The new lease standard will require companies to bring most leases on-balance sheet, as recognized assets and liabilities. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are optional exemptions for short-term leases and leases of low value items. Lessor accounting remains similar to the current standard. The standard also contains enhanced disclosure requirements for lessees. It is effective for the Group for financial periods beginning on January 1, 2019, though early adoption is permitted and provides alternative approaches to adoption. The Group is assessing the potential impact of IFRS 16 on its consolidated financial statements but it expects that the adoption will result in an increase to non-current assets and non-current liabilities as a result of substantially all operating leases existing as of the adoption date being capitalized along with the associated obligations.

(c)Principles of consolidation

The unaudited interim condensed consolidated financial statements include the consolidated statements of financial position, statements of operations, comprehensive loss, changes in equity and cash flows of the Company and its consolidated subsidiaries.

Main exchange rates used for translation

The main exchange rates used for translation (one unit of each foreign currency converted to USD) are summarized in the following table:

	Three Months Ended	Six Months Ended		Three Months Ended	Six Months Ended
	June 30, 2017		December 31, 2017	June 30, 2018	June 30, 2018
	Average rate	Average rate	Closing rate	Average rate	Closing rate	Average rate
Euro (€)	1.0997	1.0824	1.1998	1.1928	1.1677	1.2111
Pound Sterling (£)	1.2783	1.2583	1.3501	1.3611	1.3198	1.3764
Japanese Yen	0.0090	0.0089	0.0089	0.0092	0.0090	0.0092
Chinese Yuan Renminbi (RMB)	0.1457	0.1455	0.1539	0.1568	0.1511	0.1571
Swiss Francs (CHF)	1.0153	1.0056	1.0263	1.0155	1.0098	1.0355
Canadian Dollar (CAD)	0.7437	0.7496	0.7954	0.7748	0.7607	0.7831
Australian Dollar (AUD)	0.7509	0.7543	0.7802	0.7570	0.7401	0.7716
Singapore Dollar (SGD)	0.7182	0.7120	0.7477	0.7497	0.7339	0.7540
Swedish Krona (SEK)	0.1135	0.1128	0.1219	0.1154	0.1117	0.1194
Indian Rupee (INR)	0.0155	0.0152	0.0157	0.0149	0.0146	0.0152